Annual Operating Expenses {- Fidelity® New Jersey Municipal Income Fund} - 11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-13 - Fidelity® New Jersey Municipal Income Fund - Fidelity New Jersey Municipal Income Fund-Default
Jan. 29, 2021
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.47%